Operating Partnership Selected Quarterly Financial Results (Unaudited) - Summary of Quarterly Financial Results (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Apr. 24, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 216,607	$ 216,659	$ 220,390	$ 215,839	$ 214,542	$ 182,798	$ 184,456	$ 183,899				$ 765,695	$ 467,548
Operating income											$ 440,140	352,785	153,774
Net income	68,551	69,923	48,059	58,169	31,723	43,700	43,875	46,692	$ (84,383)	$ 119,729	244,702	165,990	35,346
MGP Operating Partnership
Segment Reporting Information [Line Items]
Revenues	216,607	216,659	220,390	215,839	214,542	182,798	184,456	183,899			869,495	765,695
Operating income											440,140	352,785	153,774
Net income	$ 68,551	$ 69,923	$ 48,059	$ 58,169	$ 31,723	$ 43,700	$ 43,875	$ 46,692	$ (84,383)	$ 119,729	$ 244,702	$ 165,990	$ 35,346
Net income per Operating Partnership unit (basic in dollars per share)	$ 0.26	$ 0.26	$ 0.18	$ 0.22	$ 0.12	$ 0.18	$ 0.18	$ 0.19			$ 0.92	$ 0.67	$ 0.52
Net income per Operating Partnership unit (diluted in dollars per share)	$ 0.26	$ 0.26	$ 0.18	$ 0.22	$ 0.12	$ 0.18	$ 0.18	$ 0.19			$ 0.92	$ 0.66	$ 0.52